Commitments and Contingencies (Details)		12 Months Ended
	Feb. 05, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Commitments and Contingencies (Details) [Line Items]
Remaining contractual commitment			RM 11,995,191	$ 2,957,394	RM 13,313,961
Claiming amount		$ 1,250,000
Contractual consulting fee liability		$ 1,000,000
Other assets				$ 1,250,000
Subsequent Events [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding consulting fee	$ 903,213.86